Stock/Equity-Based Compensation - Schedule of Share-based Payment Award Stock Options Valuation Assumptions (FY) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Risk-free interest rate	1.00%	1.10%
Expected volatility	81.30%	70.90%
Expected dividend yield	0.00%	0.00%
Expected term (in years)	6 years 3 months 18 days	7 years 9 months 18 days